Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates Along with Historical Rates Used in these Financial Statements - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
AUD [Member]
Intercompany Foreign Currency Balance [Line Items]
Average Exchange Rate			$ 0.6428		$ 0.6805		$ 0.72644959
AUD [Member] | Average Exchange Rate [Member]
Intercompany Foreign Currency Balance [Line Items]
Average Exchange Rate	$ 0.6545	$ 0.6837	0.6688	$ 0.7074	0.6948		0.7513
SGD [Member]
Intercompany Foreign Currency Balance [Line Items]
Average Exchange Rate					1.023	[1]	1.02069301
SGD [Member] | Average Exchange Rate [Member]
Intercompany Foreign Currency Balance [Line Items]
Average Exchange Rate				$ 1.015	$ 1.015		$ 0.9912

[1]	Through 4/30/2022 (account closure date)